Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Proceeds from issuance of common stock, selling costs	$ 152		$ 12